JPMorgan International Focus Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Australia — 2.1%
BHP Group Ltd.	1,030	31,541
Belgium — 1.9%
KBC Group NV	440	28,719
Canada — 4.3%
Alimentation Couche-Tard, Inc.	503	29,459
Canadian National Railway Co.	283	35,139
		64,598
China — 4.7%
JD.com, Inc., ADR	701	15,813
Tencent Holdings Ltd.	1,575	54,649
		70,462
Denmark — 2.0%
Novo Nordisk A/S, Class B	264	30,149
France — 10.9%
Air Liquide SA	115	21,531
Cie Generale des Etablissements Michelin SCA	443	14,708
Dassault Systemes SE	288	14,922
Engie SA	1,288	20,583
LVMH Moet Hennessy Louis Vuitton SE	20	16,767
Safran SA	196	36,559
Vinci SA	299	37,739
		162,809
Germany — 5.3%
Allianz SE (Registered)	153	40,816
Deutsche Post AG	424	20,332
Infineon Technologies AG	450	16,411
RWE AG	63	2,327
		79,886
Hong Kong — 1.4%
AIA Group Ltd.	2,701	21,186
India — 1.3%
HDFC Bank Ltd., ADR	339	18,832
Indonesia — 2.7%
Bank Central Asia Tbk. PT	40,076	24,247
Telkom Indonesia Persero Tbk. PT	65,719	16,484
		40,731
Italy — 1.4%
UniCredit SpA	709	20,768
Japan — 15.4%
Daikin Industries Ltd.	140	22,448
Hitachi Ltd.	210	16,488
Hoya Corp.	165	20,934
Keyence Corp.	57	25,323

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsubishi UFJ Financial Group, Inc.	2,500	23,416
Nippon Telegraph & Telephone Corp.	17,507	21,985
Shin-Etsu Chemical Co. Ltd.	839	33,033
Sony Group Corp.	301	29,519
Terumo Corp.	460	15,582
Tokio Marine Holdings, Inc.	840	22,141
		230,869
Mexico — 1.5%
Wal-Mart de Mexico SAB de CV	5,230	21,600
Netherlands — 6.9%
ASML Holding NV	49	42,333
Shell plc	1,973	61,161
		103,494
Singapore — 2.1%
DBS Group Holdings Ltd.	1,334	31,599
South Korea — 3.8%
Samsung Electronics Co. Ltd.	1,031	56,006
Spain — 1.5%
Industria de Diseno Textil SA	512	21,917
Sweden — 2.5%
Atlas Copco AB, Class A	1,489	23,760
Volvo AB, Class B	589	14,113
		37,873
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	621	70,128
United Kingdom — 13.7%
3i Group plc	1,034	32,366
AstraZeneca plc	108	14,296
BP plc	7,771	45,387
Diageo plc	482	17,412
InterContinental Hotels Group plc	251	23,740
Lloyds Banking Group plc	60,675	32,525
RELX plc	947	39,079
		204,805
United States — 7.1%
Ferguson plc	182	34,113
Linde plc	70	28,177
Nestle SA (Registered)	384	43,769
		106,059
Total Common Stocks (Cost $1,184,649)		1,454,031

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)(Cost $36,405)	36,381	36,406
Total Investments — 99.6% (Cost $1,221,054)		1,490,437
Other Assets Less Liabilities — 0.4%		6,490
NET ASSETS — 100.0%		1,496,927

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.1%
Semiconductors & Semiconductor Equipment	8.6
Oil, Gas & Consumable Fuels	7.1
Insurance	5.6
Chemicals	5.5
Technology Hardware, Storage & Peripherals	3.8
Interactive Media & Services	3.7
Consumer Staples Distribution & Retail	3.4
Pharmaceuticals	3.0
Food Products	2.9
Professional Services	2.6
Diversified Telecommunication Services	2.6
Machinery	2.5
Construction & Engineering	2.5
Aerospace & Defense	2.5
Health Care Equipment & Supplies	2.4
Ground Transportation	2.4
Trading Companies & Distributors	2.3
Capital Markets	2.2
Metals & Mining	2.1
Household Durables	2.0
Electronic Equipment, Instruments & Components	1.7
Hotels, Restaurants & Leisure	1.6
Building Products	1.5
Specialty Retail	1.5
Multi-Utilities	1.4
Air Freight & Logistics	1.4
Beverages	1.2
Textiles, Apparel & Luxury Goods	1.1
Industrial Conglomerates	1.1
Broadline Retail	1.1
Software	1.0
Automobile Components	1.0
Independent Power and Renewable Electricity Producers	0.2
Short-Term Investments	2.4

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$31,541	$—	$31,541
Belgium	—	28,719	—	28,719
Canada	64,598	—	—	64,598
China	15,813	54,649	—	70,462
Denmark	—	30,149	—	30,149
France	—	162,809	—	162,809
Germany	—	79,886	—	79,886
Hong Kong	—	21,186	—	21,186

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$18,832	$—	$—	$18,832
Indonesia	—	40,731	—	40,731
Italy	—	20,768	—	20,768
Japan	—	230,869	—	230,869
Mexico	21,600	—	—	21,600
Netherlands	—	103,494	—	103,494
Singapore	—	31,599	—	31,599
South Korea	—	56,006	—	56,006
Spain	—	21,917	—	21,917
Sweden	—	37,873	—	37,873
Taiwan	70,128	—	—	70,128
United Kingdom	—	204,805	—	204,805
United States	—	106,059	—	106,059
Total Common Stocks	190,971	1,263,060	—	1,454,031
Short-Term Investments
Investment Companies	36,406	—	—	36,406
Total Investments in Securities	$227,377	$1,263,060	$—	$1,490,437
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$32,826	$132,119	$128,547	$13	$(5)	$36,406	36,381	$296	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	12,000	29,501	41,504	3	—	—	—	104	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	2,562	21,392	23,954	—	—	—	—	34	—
Total	$47,388	$183,012	$194,005	$16	$(5)	$36,406		$434	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.